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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               February 12, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       55

Form 13F Information Table Value Total:   $   12,093
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AMIS Holdings Inc                   OTC EQ        031538101     $239        22,600     SH          SHARED       NONE       22,600
Actel Corporation                   OTC EQ        004934105     $668        36,800     SH          SHARED       NONE       36,800
Aercap Holdings                     COMMON        B1HHKD3US     $415        17,900     SH          SHARED       NONE       17,900
Applied Industrial Tech Inc         COMMON        03820C105     $234         8,900     SH          SHARED       NONE        8,900
Applied Signal Tech                 OTC EQ        038237103     $288        20,500     SH          SHARED       NONE       20,500
Biogen Idec Inc                     OTC EQ        09062X103     $344         7,000     SH          SHARED       NONE        7,000
CIBER Inc                           COMMON        17163B102     $340        50,100     SH          SHARED       NONE       50,100
Cabot Oil & Gas Corporation         COMMON        127097103     $206         3,400     SH          SHARED       NONE        3,400
Carreker Corp                       OTC EQ        144433109     $180        23,600     SH          SHARED       NONE       23,600
Chart Industries                    OTC EQ        16115Q308     $360        22,200     SH          SHARED       NONE       22,200
Chemtura Corp                       COMMON        163893100     $117        12,200     SH          SHARED       NONE       12,200
Chicago Bridge and Iron             COMMON        167250109     $298        10,900     SH          SHARED       NONE       10,900
Clean Harbors Inc                   OTC EQ        184496107     $310         6,400     SH          SHARED       NONE        6,400
Comstock Resources Inc              COMMON        205768203     $276         8,900     SH          SHARED       NONE        8,900
Concurrent Computer Corp            OTC EQ        206710204     $78         43,000     SH          SHARED       NONE       43,000
Dresser-Rand Group, Inc.            COMMON        261608103     $401        16,400     SH          SHARED       NONE       16,400
Dycom Industries, Inc.              COMMON        267475101     $363        17,200     SH          SHARED       NONE       17,200
Federal Signal Corp.                COMMON        313855108     $207        12,900     SH          SHARED       NONE       12,900
Genworth Financial Inc.             COMMON        37247D106     $417        12,200     SH          SHARED       NONE       12,200
Gerber Scientific Inc               COMMON        373730100     $435        34,600     SH          SHARED       NONE       34,600
Highland Hospitality Corp           COMMON        430141101     $184        12,900     SH          SHARED       NONE       12,900
Kelly Services Inc                  OTC EQ        488152208     $287         9,900     SH          SHARED       NONE        9,900
MEMC Electronic Materials, Inc.     COMMON        552715104     $755        19,300     SH          SHARED       NONE       19,300
Merit Medical Systems Inc           OTC EQ        589889104     $361        22,800     SH          SHARED       NONE       22,800
Nomura Securities Inc-ADR           COMMON        65535H208     $263        13,900     SH          SHARED       NONE       13,900
QAD Inc.                            OTC EQ        74727D108     $492        58,600     SH          SHARED       NONE       58,600
Seachange International Inc         OTC EQ        811699107     $704        68,900     SH          SHARED       NONE       68,900
Sensient Technologies Corp          COMMON        81725T100     $512        20,800     SH          SHARED       NONE       20,800
Spherion Corporation                COMMON        848420105     $162        21,800     SH          SHARED       NONE       21,800
Steelcase Inc.                      COMMON        858155203     $665        36,600     SH          SHARED       NONE       36,600
The Hanover Insurance Group Inc.    COMMON        410867105     $239         4,900     SH          SHARED       NONE        4,900
CGI Group Inc Class A               COMMON        39945C109     $250        35,900     SH          SHARED       NONE       35,900
DKS Conv. Bond 1.606%, 02-18-24     BOND          253393AB8     $299       330,000     PRN         SHARED       NONE      330,000
RYI Conv. Bond 3.5%, 11-01-24       BOND          78375PAD9     $332       250,000     PRN         SHARED       NONE      250,000
NCS Conv. Bond 2.125, 11-15-24      BOND          628852AG0     $300       215,000     PRN         SHARED       NONE      215,000
Juniper Networks Feb 18 Put         PUT OP        48203R8NS     $4              60         PUT     SHARED       NONE           60
Juniper Networks, Inc Jan 15 Put    PUT OP        48203R8MC     $0              70         PUT     SHARED       NONE           70
MidCap SPDR Trust Ser 1 Jan 144     PUT OP        5956358MN     $4              56         PUT     SHARED       NONE           56
Midcap SPDR Trust Ser 1 Feb 144     PUT OP        5956358NN     $5              28         PUT     SHARED       NONE           28
Midcap SPDR Trust Ser 1 Feb 146     PUT OP        5956358NP     $6              22         PUT     SHARED       NONE           22
Nasdaq-100 Trust Ser 1 Feb 43       PUT OP        6311008NQ     $17            200         PUT     SHARED       NONE          200
Nasdaq-100 Trust Ser 1 Jan 39       PUT OP        6311008MM     $0              67         PUT     SHARED       NONE           67
Nasdaq-100 Trust Ser 1 Jan 44       PUT OP        6311008MR     $11            105         PUT     SHARED       NONE          105
Nasdaq-100 Trust Ser 1 Mar 43       PUT OP        6311008OQ     $6              55         PUT     SHARED       NONE           55
Nasdaq-100 Trust Ser 1 Jan 41       PUT OP        6311008MO     $1             135         PUT     SHARED       NONE          135
SPDR Trust Series 1 Feb 139         PUT OP        78462F8NI     $8              70         PUT     SHARED       NONE           70
SPDR Trust Series 1 Feb 140         PUT OP        78462F8NJ     $6              40         PUT     SHARED       NONE           40
SPDR Trust Series 1 Jan 135         PUT OP        78462F8ME     $1              84         PUT     SHARED       NONE           84
Tenaris SA ADR Feb 45               PUT OP        88031M8NI     $5              50         PUT     SHARED       NONE           50
Tenaris SA ADR Mar 40               PUT OP        88031M8OH     $3              50         PUT     SHARED       NONE           50
iShares Russell 2000 Feb 78         PUT OP        4642878NZ     $6              30         PUT     SHARED       NONE           30
iShares Russell 2000 Jan 75         PUT OP        4642878MW     $2              70         PUT     SHARED       NONE           70
iShares Russell 2000 Jan 77         PUT OP        4642878MY     $6              77         PUT     SHARED       NONE           77
iShares Russell 2000 Mar 77         PUT OP        4642878OY     $5              20         PUT     SHARED       NONE           20
Chemtura Corp Jan 7.5               CALL OP       1638939AU     $14             63         CALL    SHARED       NONE           63

							      $12,093



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